Legal Information - Additional Information (Detail)			12 Months Ended
	Oct. 25, 2018	Nov. 01, 2017 ARS ($) Vote $ / shares shares	Dec. 31, 2018 ARS ($) Vote Plant Facility $ / shares shares	Dec. 31, 2017 ARS ($) Vote $ / shares shares	Dec. 31, 1993
Disclosure of general information about financial statements [line items]
Fiscal year			94 years
Number of factories | Facility			9
Number of plants | Plant			20
Name of ultimate parent company				Loma Negra Holding GmbH
Capital stock | $		$ 59,602,649	$ 59,602,649	$ 59,602,649
Number of common shares issued | shares		596,026,490	596,026,490	596,026,490
Par value per share | $ / shares		$ 0.10	$ 0.10	$ 0.10
Number of votes per share | Vote		1	1	1
Ferrosur Roca S.A. [member]
Disclosure of general information about financial statements [line items]
Concession extension period			10 years
Concession period					30 years
Loma Negra Holding GmbH [member]
Disclosure of general information about financial statements [line items]
Percentage of ownership held by parent company				51.0437%
Caue Austria Holding GmbH [member]
Disclosure of general information about financial statements [line items]
Percentage of shares transfer	100.00%